Taxation (Details) (CNY)	12 Months Ended			48 Months Ended	36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 entity	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2018
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Cayman Islands
Income taxes
Withholding tax amount	0			0		0
BVI
Income taxes
Withholding tax amount	0			0		0
Hong Kong
Income taxes
Income tax rate (as a percent)	16.50%	16.50%
PRC
Combined effects of EIT exemptions and tax rate reductions
Aggregate amount of EIT exemptions and tax rate reductions	824,007,000	818,056,000	503,045,000
Earnings per share effect, basic (in CNY per share)	0.25	0.25	0.15
Earnings per share effect, diluted (in CNY per share)	0.25	0.25	0.15
PRC | Key Software Enterprise
Income taxes
Number of entities approved for preferential tax rate				3
PRC | NetEase Beijing | HNTEs
Income taxes
Preferential tax rate					15.00%
PRC | NetEase Beijing | Key Software Enterprise
Income taxes
Preferential tax rate				10.00%
PRC | Boguan | HNTEs
Income taxes
Preferential tax rate					15.00%
PRC | Boguan | Key Software Enterprise
Income taxes
Preferential tax rate				10.00%
PRC | NetEase Hangzhou | HNTEs
Income taxes
Preferential tax rate					15.00%
PRC | NetEase Hangzhou | Key Software Enterprise
Income taxes
Preferential tax rate				10.00%
PRC | Hangzhou Langhe | Software Enterprises
Income taxes
Percentage of tax deduction						50.00%
PRC | Wangyibao | Software Enterprises
Income taxes
Percentage of tax deduction							50.00%
PRC | Lede Inc. | Software Enterprises
Income taxes
Percentage of tax deduction								50.00%